Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Based Compensation [Abstract]
Summary Of The Stock Option Activity

	September 30,
	2012		2011
		Weighted		Weighted
	Number	average	Number	average
	of shares	exercise price	of shares	exercise price

Outstanding, beginning of period	325,331	$8.65	310,151	$8.60
Options granted	94,627	8.47	23,280	7.82
Options exercised	(2,900)	6.40	-	-
Options forfeited	(2,000)	8.00	-	-
Outstanding, end of period	415,058	$8.62	333,431	$8.54

	2011		2010		2009
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of shares	exercise price	of shares	exercise price	of shares	exercise price

Outstanding, beginning of year	310,151	$ 8.60	299,270	$ 8.50	236,620	$ 9.09
Options granted	23,280	7.82	22,581	7.13	62,650	6.30
Options exercised	(8,100)	4.39	(11,700)	3.44	-	-
Options expired	-	-	-	-	-	-
Outstanding, end of year	325,331	$ 8.65	310,151	$ 8.60	299,270	$ 8.50

Options Information By Exercise Price Range

	Outstanding options			Exercisable options
Exercise price	Number of shares at September 30, 2012	Weighted average remaining term	Weighted average exercise price	Number of shares at September 30, 2012	Weighted average exercise price
$4.94-$7.64	93,231	5.98	$6.37	93,231	$6.36
$7.65-$8.65	137,207	8.04	7.90	53,986	7.77
$8.66-$10.00	46,620	1.89	9.74	46,620	9.74
$10.01-$11.31	138,000	4.25	10.49	123,000	10.43
	415,058	5.63	$8.62	316,837	$8.68
Intrinsic value of outstanding options where the market value exceeds the exercise price.		$990,504
Intrinsic value of exercisable options where the market value exceeds the exercise price		$738,102

	Outstanding options			Exercisable options
Exercise price	Number of shares at December 31, 2011	Weighted average remaining term in years	Weighted average exercise price	Number of shares at December 31, 2011	Weighted average exercise price

$4.18 - $5.00	9,900	1.00	$ 4.94	9,900	$ 4.94
$5.01 - $7.64	85,231	7.34	6.52	85,231	6.52
$7.65 - $8.65	60,580	7.24	7.78	49,394	7.77
$8.66 - $10.00	46,620	2.64	9.74	46,620	9.74
$10.01 - $11.31	123,000	4.31	10.43	121,000	10.42
	325,331	5.31	$ 8.65	312,145	$ 8.66

Intrinsic value of vested exercisable options where the market value exceeds the exercise price		$ 182,355
Intrinsic value of outstanding options where the market value exceeds the exercise price		$ 185,487

Summary Of Valuation Assumptions Used

Years Ended December 31,	2011	2010	2009

Expected dividends	1%	2%	2%
Risk free interest rate	3.00%	3.04%	2.15%
Expected volatility	28.40%	27.60%	25.40%
Weighted average volatility	28.45%	27.64%	25.39%
Expected life in years	6.50	6.00	6.8 - 10.0
Weighted average fair value of options granted	$ 3.00	$ 1.90	$ 1.57

Summary Of Restricted Stock Awards

	September 30,		September 30,
	2012		2011
	Number	Weighted	Number	Weighted
	of shares	average	of shares	average
		grant date		grant date
		fair value		fair value
Nonvested, beginning of period	15,691	$7.41	17,641	$7.13
Restricted stock granted	10,947	8.00	8,786	7.82
Restricted stock vested	(6,788)	7.34	(8,279)	7.13
Restricted stock forfeited	(520)	8.00	-	-
Nonvested, end of period	19,330	$7.75	18,148	$7.46

Total fair value of shares vested	$49,853		$59,029

Intrinsic value of outstanding restricted stock awards where the market value exceeds the exercise price		$212,823		$180,497
Intrinsic value of vested restricted stock awards where the market value exceeds the exercise price		$74,736		$56,546

	December 31,		December 31,
	2011		2010
	Number	Weighted	Number	Weighted
	of shares	average	of shares	average
		grant date fair value		grant date fair value
		fair value		fair value
Nonvested, beginning of period	17,641	$ 7.13	-	$ -
Restricted stock granted	8,786	7.82	17,641	7.13
Restricted stock vested	(10,736)	7.29	-	-
Restricted stock forfeited	-	-	-	-
Nonvested, end of period	15,691	$ 7.41	17,641	$ 7.13

Total fair value of shares vested	$ 78,243	-	-	-

Intrinsic value of outstanding restricted stock awards where the market value exceeds the exercise price		$ 127,097		$ 142,186
Intrinsic value of vested restricted stock awards where the market value exceeds the exercise price		$ 86,962		$ -

Vesting Schedule Of Unvested Restricted Stock Awards

Grant Date	Vesting Date	# of Restricted Shares
1/28/2010	1/28/2013	4,682
1/27/2011	1/27/2013	2,110
1/27/2011	1/27/2014	2,111
3/5/2012	12/31/2012	3,120
3/5/2012	1/26/2013	2,435
3/5/2012	1/26/2014	2,436
3/5/2012	1/26/2015	2,436
Total Issued		19,330